FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL ASSETS AND FINANCIAL LIABILITIES
Schedule of financial assets measured at fair value

	Financial Assets At Fair Value as of
	December 31, 2021
	Level 1	Level 2	Level 3	Total

	(HK$ in thousands)
Financial assets, measured at fair value
Short-term investments	1,169,741	—	—	1,169,741
Other financial assets (1)	—	598	—	598
Total financial assets, measured at fair value	1,169,741	598	—	1,170,339
(3)	The Group enters into currency futures contracts to manage currency exposure associated with anticipated receipts and disbursements occurring in a currency other than the functional currency of the entity. The currency futures contracts are valued using broadly distributed bank and broker prices, and are classified as Level 2 of the fair value hierarchy since inputs to their valuation can be generally corroborated by market data.

The Group did not hold any financial assets measured at fair value as of December 31, 2020.

Schedule of financial instruments not measured at fair value

	As of December 31, 2021
	Carrying	Fair
	Value	Value

	(HK$ in thousands)
Financial assets, not measured at fair value
Cash and cash equivalents	4,555,096	4,555,096
Cash held on behalf of clients	54,734,351	54,734,351
Restricted Cash	2,065	2,065
Securities purchased under resale agreements	106,203	106,203
Loans and advances	29,587,306	29,587,306
Receivables:
Clients	469,577	469,577
Brokers	7,893,927	7,893,927
Clearing organizations	1,961,121	1,961,121
Fund management companies and fund distributors	72,340	72,340
Interest	50,829	50,829
Other financial assets	387,072	387,072
Total financial assets, not measured at fair value	99,819,887	99,819,887

	As of December 31, 2021
	Carrying	Fair
	Value	Value

	(HK$ in thousands)
Financial liabilities, not measured at fair value
Amounts due to related parties	87,459	87,459
Payables:
Clients	59,127,439	59,127,439
Brokers	7,599,233	7,599,233
Clearing organizations	393,782	393,782
Fund management companies and fund distributors	56,690	56,690
Interest	15,359	15,359
Borrowings	6,357,405	6,357,405
Securities sold under agreements to repurchase	4,467,861	4,467,861
Operating lease liabilities	260,579	260,579
Other financial liabilities	937,970	937,970
Total financial liabilities, not measured at fair value	79,303,777	79,303,777

3.    FINANCIAL ASSETS AND FINANCIAL LIABILITIES (Continued)

Financial Assets and Liabilities Not Measured at Fair Value (Continued)

	As of December 31, 2020
	Carrying	Fair
	Value	Value

	(HK$ in thousands)
Financial assets, not measured at fair value
Cash and cash equivalents	1,034,668	1,034,668
Cash held on behalf of clients	42,487,090	42,487,090
Term deposit	300,000	300,000
Loans and advances	18,825,366	18,825,366
Receivables:
Clients	735,145	735,145
Brokers	5,780,461	5,780,461
Clearing organizations	1,243,928	1,243,928
Fund management companies and fund distributors	297,622	297,622
Interest	19,876	19,876
Other financial assets	251,672	251,672
Total financial assets, not measured at fair value	70,975,828	70,975,828

	As of December 31, 2020
	Carrying	Fair
	Value	Value

	(HK$ in thousands)
Financial liabilities, not measured at fair value
Amounts due to related parties	87,169	87,169
Payables:
Clients	46,062,842	46,062,842
Brokers	4,533,581	4,533,581
Clearing organizations	324,266	324,266
Fund management companies and fund distributors	127,442	127,442
Interest	5,493	5,493
Borrowings	5,482,818	5,482,818
Securities sold under agreements to repurchase	5,453,037	5,453,037
Operating lease liabilities	222,231	222,231
Other financial liabilities	96,800	96,800
Total financial liabilities, not measured at fair value	62,395,679	62,395,679

Schedule of amounts of financial instruments that are not offset in the consolidated balance sheets, but could be netted against cash or financial instruments with specific counterparties under master netting agreements

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	Presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2021	amount	sheet	sheet	arrangements	collateral	amount

HK$in thousands
Financial Assets
Amounts due from clearing organizations	7,596,090	(5,634,969)	1,961,121	—	—	1,961,121

Financial liabilities
Amounts due to clearing organizations	6,028,751	(5,634,969)	393,782	—	—	393,782

	Effects of offsetting on the balance sheet			Related amounts not offset
		Gross		Amounts
		amounts	Net amounts	subject to
		set off in the	presented in	master	Financial
	Gross	balance	the balance	netting	instrument	Net
As of December 31, 2020	amount	sheet	sheet	arrangements	collateral	amount

HK$ in thousands
Financial Assets
Amounts due from clearing organizations	12,614,684	(11,370,756)	1,243,928	—	—	1,243,928
Financial liabilities
Amounts due to clearing organizations	11,695,022	(11,370,756)	324,266	—	—	324,266